SUMMARY OF ACCOUNTING POLICIES (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

These interim condensed consolidated financial statements were prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”)

The financial statements have been approved and authorized for issue by the Board of Directors on May 12, 2022.

Basis of Presentation

These audited consolidated financial statements were prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”)

The financial statements have been approved and authorized for issue by the Board of Directors on March 31, 2022.

Basis of consolidation

Basis of consolidation

These consolidated financial statements include the accounts of the Company and its wholly owned subsidiary, Shenzhen Smarten Technology Co., Ltd. (“Smarten”). Smarten is a company registered in China. All significant intercompany accounts and transactions have been eliminated in consolidation.

Basis of consolidation

These consolidated financial statements include the accounts of the Company and its wholly owned subsidiary, Shenzhen Smarten Technology Co., Ltd. (“SmartenCo”). SmartenCo is a company registered in China. All significant intercompany accounts and transactions have been eliminated on consolidation.

Business combinations

Business combinations

We account for the acquisition of Smarten as a business combination under the acquisition method of accounting, which that the acquired assets and the liabilities assumed be recorded at their acquisition date at their respective fair values. Any excess of the purchase price over the estimated fair values of the net assets acquired is recorded as goodwill. Acquisition-related costs are expensed as incurred in the consolidated financial statements. Significant judgments are used in determining the estimated fair values assigned to the assets acquired and liabilities assumed and in determining estimates of useful lives of long-lived assets acquired. Estimates of the fair values of assets acquired and liabilities assumed are based upon assumptions believed to be reasonable, and when appropriate, include assistance from independent third-party appraisal firms. While we use our best estimates and assumptions to value assets acquired and liabilities assumed at the acquisition date as well as contingent consideration, where applicable, our estimates are inherently uncertain and subject to refinement. As a result, during the measurement period, which may be up to one year from the acquisition date, we record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Overpayments are best addressed through subsequent impairment testing of goodwill. However, when there is evidence to suggest that the business combination transaction is not an exchange of equal values, such overpayments should be expensed at acquisition date.

Business combinations

We account for the acquisition of SmartenCo as a business combination under the acquisition method of accounting, which that the acquired assets and the liabilities assumed be recorded at their acquisition date at their respective fair values. Any excess of the purchase price over the estimated fair values of the net assets acquired is recorded as goodwill. Acquisition-related costs are expensed as incurred in the consolidated financial statements. Significant judgments are used in determining the estimated fair values assigned to the assets acquired and liabilities assumed and in determining estimates of useful lives of long-lived assets acquired. Estimates of the fair values of assets acquired and liabilities assumed are based upon assumptions believed to be reasonable, and when appropriate, include assistance from independent third-party appraisal firms. While we use our best estimates and assumptions to value assets acquired and liabilities assumed at the acquisition date as well as contingent consideration, where applicable, our estimates are inherently uncertain and subject to refinement. As a result, during the measurement period, which may be up to one year from the acquisition date, we record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Overpayments are best addressed through subsequent impairment testing of goodwill. However, when there is evidence to suggest that the business combination transaction is not an exchange of equal values, such overpayments should be expensed at acquisition date.

Functional and presentation currency

Functional and presentation currency

The financial statements are presented in United States dollars, which is also the functional currency of the Company. The functional currency of Smarten is Chinese Renminbi Yuan (“CNY”).

Functional and presentation currency

The financial statements are presented in United States dollars, which is also the functional currency of the Company. The functional currency of SmartenCo is Chinese Renminbi Yuan (“CNY”).

Foreign currency transactions and balances

Foreign currency transactions and balances

In respect of transactions denominated in currencies other than the Company and its subsidiaries’ functional currencies, the monetary assets and liabilities are remeasured at the period end rates. Revenue and expenses are re-measured at rates of exchange prevailing on the transaction dates. All of the exchange gains or losses resulting from these transactions are recognized in the consolidated statements of operations.

When the Company translates the financial statements of subsidiaries from their functional currency to presentation currency, assets and liabilities are translated into United States dollars at the exchange rate in effect at the balance sheet date. Share capital, contributed surplus, other comprehensive (loss) income, and accumulated deficits are translated into United States dollars at historical exchange rates. Revenues and expenses are translated into United States dollars at the average exchange rate for the year. Foreign exchange gains and losses on translation are included in other comprehensive (loss) income.

Foreign currency transactions and balances

In respect of transactions denominated in currencies other than the Company and its subsidiaries’ functional currencies, the monetary assets and liabilities are remeasured at the period end rates. Revenue and expenses are re-measured at rates of exchange prevailing on the transaction dates. All of the exchange gains or losses resulting from these transactions are recognized in the consolidated statements of operations.

When the Company translates the financial statements of subsidiaries from their functional currency to presentation currency, assets and liabilities are translated into United States dollars at the exchange rate in effect at the balance sheet date. Share capital, contributed surplus, other comprehensive (loss) income, and accumulated deficits are translated into United States dollars at historical exchange rates. Revenues and expenses are translated into United States dollars at the average exchange rate for the year. Foreign exchange gains and losses on translation are included in other comprehensive (loss) income.

Right-of-use assets & lease liabilities

Right-of-use assets & lease liabilities

The Company recognizes a right-of-use asset and a lease liability at the lease commencement date according to ASC 842 Leases. Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the initial amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received.

Unless the Company is reasonably certain to obtain ownership of the leased asset at the end of the lease term, the right-of-use assets are depreciated on a straight-line basis over the shorter of the estimated useful life and the lease term. Right-of-use assets are subject to impairment.

At the commencement date of the lease, the Company recognizes a lease liability measured at the present value of lease payments to be made over the lease term, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate.

Currently, the Company only have the leases with terms of 12 months or less, the Company elects to not recognize lease assets and liabilities, instead recognize lease expense on a straight-line basis, generally, over the term of the lease.

Right-of-use assets & lease liabilities

The Company recognizes a right-of-use asset and a lease liability at the lease commencement date according to ASC 842 Leases. Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the initial amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received.

Unless the Company is reasonably certain to obtain ownership of the leased asset at the end of the lease term, the right-of-use assets are depreciated on a straight-line basis over the shorter of the estimated useful life and the lease term. Right-of-use assets are subject to impairment.

NOTE 3. SUMMARY OF ACCOUNTING POLICIES (CONTINUED)

At the commencement date of the lease, the Company recognizes a lease liability measured at the present value of lease payments to be made over the lease term, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate.

Currently, the Company only have the leases with terms of 12 months or less, the Company elects to not recognize lease assets and liabilities, instead recognize lease expense on a straight-line basis, generally, over the term of the lease.

Cash	Cash Cash consists of cash on hand and deposits in banks with no restrictions.	Cash Cash consists of cash on hand and deposits in banks with no restrictions.
Inventories

Inventories

Inventories are stated at the lower of the cost or net realizable value and include raw materials, work in progress and finished goods. Cost is determined as follows: Raw Materials and Work in Progress (“WIP”) – Cost is determined on a standard cost basis utilizing the weighted average cost of historical purchases, which approximates actual cost. The cost of WIP and finished goods includes the cost of raw materials and the applicable share of the cost of labor and fixed and variable production overheads.

The Company regularly evaluates the value of inventory based on a combination of factors including the following: historical usage rates, product end of life dates, technological obsolescence and product introductions. The Company includes demonstration units within inventories. Proceeds from the sale of demonstration units are recorded as revenue.

Inventories

Inventories are stated at the lower of the cost or net realizable value and include raw materials, work in progress and finished goods. Cost is determined as follows: Raw Materials and Work in Progress (“WIP”) – Cost is determined on a standard cost basis utilizing the weighted average cost of historical purchases, which approximates actual cost. The cost of WIP and finished goods includes the cost of raw materials and the applicable share of the cost of labor and fixed and variable production overheads.

The Company regularly evaluates the value of inventory based on a combination of factors including the following: historical usage rates, product end of life dates, technological obsolescence and product introductions. The Company includes demonstration units within inventories. Proceeds from the sale of demonstration units are recorded as revenue.

Equipment

Equipment

Equipment is measured at cost less accumulated depreciation and impairment losses. Cost includes expenditures that are directly attributable to the acquisition of the asset. Depreciation commences when the asset is available for use and is charged to the consolidated statements of net loss on a straight-line basis over the useful life of the asset as outlined below:

Equipment	3 years
Furniture and fixtures	5 years

When assets are retired or otherwise disposed of, the cost and accumulated depreciation are removed from the consolidated balance sheets, and any resulting gain or loss is reflected in the consolidated statements of operations.

Equipment

Equipment is measured at cost less accumulated depreciation and impairment losses. Cost includes expenditures that are directly attributable to the acquisition of the asset. Depreciation commences when the asset is available for use and is charged to the consolidated statements of net loss on a straight-line basis over the useful life of the asset as outlined below:

Equipment	3 years
Furniture and fixtures	5 years

When assets are retired or otherwise disposed of, the cost and accumulated depreciation are removed from the consolidated balance sheets, and any resulting gain or loss is reflected in the consolidated statements of operations.

Revenue recognition

Revenue recognition

The Company adopted Accounting Standards Codification (“ASC”) 606 “Revenue from contract with customers” (“ASC 606”) on June 19,2018 (the incorporation date) using the modified retrospective method for all contracts not completed as of the date of adoption.

The Company generates revenue from the sales of its products. According to ASC 606, revenue is recognized based on the following five steps: (1) identification of the contract(s) with the customer; (2) identification of the performance obligations in the contract; (3) determination of the transaction price; and (4) allocation of the transaction price to the separate performance obligations in the contract; and (5) recognition of revenue when (or as) the entity satisfies a performance obligation.

Revenue recognition

The Company adopted Accounting Standards Codification (“ASC”) 606 “Revenue from contract with customers” (“ASC 606”) on June 19,2018 (the incorporation date) using the modified retrospective method for all contracts not completed as of the date of adoption.

The Company generates revenue from the sales of its products. According to ASC 606, revenue is recognized based on the following five steps: (1) identification of the contract(s) with the customer; (2) identification of the performance obligations in the contract; (3) determination of the transaction price; and (4) allocation of the transaction price to the separate performance obligations in the contract; and (5) recognition of revenue when (or as) the entity satisfies a performance obligation.

Cost of goods sold	Cost of goods sold For product sales, the costs of goods sold are recognized upon shipment to the customer or distributor.	Cost of goods sold For product sales, the costs of goods sold are recognized upon shipment to the customer or distributor.
Impairment of long-lived assets

Impairment of long-lived assets

The Company accounts for the impairment of long-lived assets in accordance with FASB, Accounting Standards Codification (“ASC”) 360-10, “Accounting for the Impairment of Long-Lived Assets”. This standard requires that long-lived assets be reviewed for impairment whenever events or changes in circumstances indicate that the assets’ carrying amounts may not be recoverable. For assets that are to be held and used, impairment is assessed when the estimated undiscounted cash flows associated with the asset or group of assets is less than their carrying values. If impairment exists, an adjustment is made to write the asset down to its fair value, and a loss is recorded as the difference between the carrying value and fair value. Fair values are determined based on quoted market values, discounted cash flows or internal and external appraisals, as applicable. Assets to be disposed of are carried at the lower of the carrying value and estimated net realizable value. During the three months period ended March 31, 2022 and 2021, there was no impairment of long-lived assets.

Impairment of long-lived assets

The Company accounts for the impairment of long-lived assets in accordance with FASB, Accounting Standards Codification (“ASC”) 360-10, “Accounting for the Impairment of Long-Lived Assets”. This standard requires that long-lived assets be reviewed for impairment whenever events or changes in circumstances indicate that the assets’ carrying amounts may not be recoverable. For assets that are to be held and used, impairment is assessed when the estimated undiscounted cash flows associated with the asset or group of assets is less than their carrying values. If impairment exists, an adjustment is made to write the asset down to its fair value, and a loss is recorded as the difference between the carrying value and fair value. Fair values are determined based on quoted market values, discounted cash flows or internal and external appraisals, as applicable. Assets to be disposed of are carried at the lower of the carrying value and estimated net realizable value. During the years ended December 31, 2021 and 2020, there was no impairment of long-lived assets.

Fair value measurement

Fair value measurement

Financial assets and financial liabilities are initially recognized at fair value when the Company becomes a party to the contractual provision of the financial instrument. Subsequently, all financial instruments are measured at amortized cost using the effective interest method.

The financial instruments of the Company consist of cash, accounts receivable, loan receivable, accounts payable and accrued liabilities, loan payable, and lease liability. The fair value of the financial instruments approximates their carrying values due to their short-term nature.

The Company measures the fair value of its financial assets and liabilities using the fair value hierarchy. A financial instrument’s classification within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The accounting guidance establishes a three-tiered hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments – Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”). ASU 2016-13 replaces the incurred loss impairment methodology with a methodology that reflects expected credit losses. The update is intended to provide financial statement users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. The new standard is effective for fiscal years beginning after December 15, 2019 (i.e., a January 1, 2020 effective date), with early adoption permitted for fiscal years beginning after December 15, 2018. The Company adopted the standard on January 1, 2019.

Fair value measurement

Financial assets and financial liabilities are initially recognized at fair value when the Company becomes a party to the contractual provision of the financial instrument. Subsequently, all financial instruments are measured at amortized cost using the effective interest method.

The financial instruments of the Company consist of cash, accounts receivable, loan receivable, accounts payable and accrued liabilities, loan payable, and lease liability. The fair value of the financial instruments approximates their carrying values due to their short-term nature.

The Company measures the fair value of its financial assets and liabilities using the fair value hierarchy. A financial instrument’s classification within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The accounting guidance establishes a three-tiered hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments – Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”). ASU 2016-13 replaces the incurred loss impairment methodology with a methodology that reflects expected credit losses. The update is intended to provide financial statement users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. The new standard is effective for fiscal years beginning after December 15, 2019 (i.e., a January 1, 2020 effective date), with early adoption permitted for fiscal years beginning after December 15, 2018. The Company adopted the standard on January 1, 2019.

Income taxes

Income taxes

Income tax expense is the total of the current year’s income tax due or refundable and the change in deferred tax assets and liabilities. Deferred tax assets and liabilities are the expected future tax amounts for the temporary differences between carrying amounts and tax bases of assets and liabilities, computed using enacted tax rates. A valuation allowance, if needed, reduces deferred tax assets to the amount expected to be realized.

A tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded.

Income taxes

Income tax expense is the total of the current year’s income tax due or refundable and the change in deferred tax assets and liabilities. Deferred tax assets and liabilities are the expected future tax amounts for the temporary differences between carrying amounts and tax bases of assets and liabilities, computed using enacted tax rates. A valuation allowance, if needed, reduces deferred tax assets to the amount expected to be realized.

A tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded.

Equity

Equity

Share capital represents the par value of shares issued and the residual amount received upon the share issuance less the share issue expenses net of any tax benefits on the earnings underlying these share issue expenses are recorded as additional paid in capital.

Equity

Share capital represents the par value of shares issued and the residual amount received upon the share issuance less the share issue expenses net of any tax benefits on the earnings underlying these share issue expenses are recorded as additional paid in capital.

Stock-based compensation

Stock-based compensation

The Company accounts for stock-based compensation in accordance with ASC 718, “Compensation – Stock Compensation” (“ASC 718”). ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service period in the Company’s consolidated statements of operations.

The fair value of stock options (“options”) on the grant date is estimated using the Black-Scholes option-pricing model using the single-option approach. The Black-Scholes option pricing model requires the use of highly subjective and complex assumptions, including the option’s expected term and the price volatility of the underlying stock, to determine the fair value of the award. The Company recognizes compensation expenses for the value of its awards granted based on the straight-line method over the requisite service period of each of the awards. The Company has made a policy choice to account for forfeitures when they occur.

Stock options granted to non-employees are based on the fair value on the grant date and re-measured at the end of each reporting period based on the fair value until the earlier of the options being fully vested and completion of the performance obligations. These are subject to a service vesting condition and are recognized on a straight-line method over the requisite service period. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on historical pre-vesting forfeitures.

Stock-based compensation

The Company accounts for stock-based compensation in accordance with ASC 718, “Compensation – Stock Compensation” (“ASC 718”). ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service period in the Company’s consolidated statements of operations.

The fair value of stock options (“options”) on the grant date is estimated using the Black-Scholes option-pricing model using the single-option approach. The Black-Scholes option pricing model requires the use of highly subjective and complex assumptions, including the option’s expected term and the price volatility of the underlying stock, to determine the fair value of the award. The Company recognizes compensation expenses for the value of its awards granted based on the straight-line method over the requisite service period of each of the awards. The Company has made a policy choice to account for forfeitures when they occur.

Stock options granted to non-employees are based on the fair value on the grant date and re-measured at the end of each reporting period based on the fair value until the earlier of the options being fully vested and completion of the performance obligations. These are subject to a service vesting condition and are recognized on a straight-line method over the requisite service period. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on historical pre-vesting forfeitures.

Loss per share

Loss per share

The Company computes loss per share in accordance with ASC Topic 260, “Earnings Per Share” (“ASC 260”) and related guidance, which requires two calculations of loss attributable to the Company’s shareholders per share to be disclosed: basic and diluted. Diluted loss per share is the same as basic loss per share for the years in which the Company had a net loss because the inclusion of outstanding common stock equivalents would be anti-dilutive.

Loss per share

The Company computes loss per share in accordance with ASC Topic 260, “Earnings Per Share” (“ASC 260”) and related guidance, which requires two calculations of loss attributable to the Company’s shareholders per share to be disclosed: basic and diluted. Diluted loss per share is the same as basic loss per share for the years in which the Company had a net loss because the inclusion of outstanding common stock equivalents would be anti-dilutive.

Recently issued accounting standards not yet adopted

Recently issued accounting standards not yet adopted

In April 2020, Financial Accounting Standards Board (the “FASB”) issued a Staff Question-and-Answer Document (Q&A): ASC Topic 842 and ASC Topic 840: Accounting for Lease Concessions Related to the Effects of the COVID-19 Pandemic, that focuses on the application of the lease guidance for lease concessions related solely to the effects of COVID-19. The FASB issued the guidelines to reduce the burden and complexity for companies to account for such lease concessions (e.g., rent abatements or other economic incentives) under current lease accounting rules due to COVID-19 by providing certain practical expedients that can be used. This guidance can be applied immediately. The Company anticipates that the adoption of the guidance will not have a material impact on the Company’s consolidated financial statements.

In March 2020, the FASB issued Accounting Standards Update (“ASU”) 2020-04 - Facilitation of the Effects of Reference Rate Reform on Financial Reporting (ASC Topic 848). This authoritative guidance provides optional relief for companies preparing for the discontinuation of interest rates such as LIBOR, which is expected to be phased out at the end of calendar 2021, and applies to lease contracts, hedging instruments, held-to-maturity debt securities and debt arrangements that have LIBOR as the benchmark rate. This guidance can be applied for a limited time, as of the beginning of the interim period that includes March 12, 2020 or any date thereafter, through December 31, 2022. The guidance may no longer be applied after December 31, 2022. In January 2021, the FASB issued authoritative guidance that makes amendments to the new rules on accounting for reference rate reform. The amendments clarify that all derivative instruments affected by the changes to interest rates used for discounting, margining or contract price alignment, regardless of whether they reference LIBOR, or another rate expected to be discontinued as a result of reference rate reform, an entity may apply certain practical expedients in ASC Topic 848. The Company is currently assessing the impact of applying this guidance as well as when to adopt this guidance.

In February 2020, the FASB issued authoritative guidance (ASU 2020-02 – Financial Instruments – Credit Losses (Topic 326) and Leases (Topic 842)) that amends and clarifies Topic 326 and Topic 842. For Topic 326, the codification was updated to include the SEC staff interpretations associated with registrants engaged in lending activities. ASC Topic 326 is effective for annual periods beginning after January 1, 2023, including interim periods within those fiscal years. The Company is currently evaluating the impact of applying this guidance on its financial instruments, such as accounts receivable.

Recently issued accounting standards not yet adopted

In April 2020, Financial Accounting Standards Board (the “FASB”) issued a Staff Question-and-Answer Document (Q&A): ASC Topic 842 and ASC Topic 840: Accounting for Lease Concessions Related to the Effects of the COVID-19 Pandemic, that focuses on the application of the lease guidance for lease concessions related solely to the effects of COVID-19. The FASB issued the guidelines to reduce the burden and complexity for companies to account for such lease concessions (e.g., rent abatements or other economic incentives) under current lease accounting rules due to COVID-19 by providing certain practical expedients that can be used. This guidance can be applied immediately. The Company anticipates that the adoption of the guidance will not have a material impact on the Company’s consolidated financial statements.

In March 2020, the FASB issued Accounting Standards Update (“ASU”) 2020-04 - Facilitation of the Effects of Reference Rate Reform on Financial Reporting (ASC Topic 848). This authoritative guidance provides optional relief for companies preparing for the discontinuation of interest rates such as LIBOR, which is expected to be phased out at the end of calendar 2021, and applies to lease contracts, hedging instruments, held-to-maturity debt securities and debt arrangements that have LIBOR as the benchmark rate. This guidance can be applied for a limited time, as of the beginning of the interim period that includes March 12, 2020 or any date thereafter, through December 31, 2022. The guidance may no longer be applied after December 31, 2022. In January 2021, the FASB issued authoritative guidance that makes amendments to the new rules on accounting for reference rate reform. The amendments clarify that all derivative instruments affected by the changes to interest rates used for discounting, margining or contract price alignment, regardless of whether they reference LIBOR, or another rate expected to be discontinued as a result of reference rate reform, an entity may apply certain practical expedients in ASC Topic 848. The Company is currently assessing the impact of applying this guidance as well as when to adopt this guidance.

In February 2020, the FASB issued authoritative guidance (ASU 2020-02 – Financial Instruments – Credit Losses (Topic 326) and Leases (Topic 842)) that amends and clarifies Topic 326 and Topic 842. For Topic 326, the codification was updated to include the SEC staff interpretations associated with registrants engaged in lending activities. ASC Topic 326 is effective for annual periods beginning after January 1, 2023, including interim periods within those fiscal years. The Company is currently evaluating the impact of applying this guidance on its financial instruments, such as accounts receivable.